Notes to the Consolidated Statements of Cash Flows - Schedule of Investment Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Activities [Line Items]
purchase	$ (31,856)	$ (58,980)	$ (81,234)
disposal	21,039	88,057	27,465
interest received	62	550	32
Dual Currency Structured Deposit [Member]
Schedule of Investment Activities [Line Items]
purchase		(14,900)	(17,000)
disposal		22,439	9,500
interest received		19	28
Investments at Amortized Cost [Member]
Schedule of Investment Activities [Line Items]
purchase	(31,849)		(17,965)
disposal			17,965
interest received			4
Wealth Management Product [Member]
Schedule of Investment Activities [Line Items]
purchase	(7)	(44,080)	(46,269)
disposal	21,039	65,618
interest received	$ 62	$ 531